SCHEDULE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED (Details)	Dec. 31, 2023 USD ($)
Southeast Renewables LLC [Member] | NEW CALEDONIA
ASSETS ACQUIRED
Land	$ 360,000
Biodiesel plants	4,280,207
Total assets acquired	4,640,207
LIABILITIES ASSUMED
Assumed indebtedness	1,720
Total liabilities assumed	1,720
Good Steward Biofuels FLLLC [Member] | FLORIDA
ASSETS ACQUIRED
Biodiesel plants	8,572,208
Total assets acquired	8,572,208
LIABILITIES ASSUMED
Assumed indebtedness	2,185,423
Total liabilities assumed	$ 2,185,423